UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  028-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

 /s/  Gerald Hill     Souderton, PA     April 19, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    73

Form 13F Information Table Value Total:    $177,286 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2568    24155 SH       OTHER                   24155        0        0
ABBOTT LABS                    COM              002824100     1706    48290 SH       OTHER                   48290        0        0
ABBVIE INC                     COM              00287Y109     1757    43085 SH       OTHER                   43085        0        0
ADOBE SYS INC                  COM              00724F101      635    14588 SH       OTHER                   14588        0        0
AETNA INC NEW                  COM              00817Y108     2262    44232 SH       OTHER                   44232        0        0
AIR PRODS & CHEMS INC          COM              009158106     1630    18707 SH       OTHER                   18707        0        0
ALLSTATE CORP                  COM              020002101     3590    73156 SH       OTHER                   73156        0        0
AMERISOURCEBERGEN CORP         COM              03073E105     2528    49128 SH       OTHER                   49128        0        0
APPLE INC                      COM              037833100     3375     7625 SH       OTHER                    7625        0        0
APPLIED MATLS INC              COM              038222105     2277   168880 SH       OTHER                  168880        0        0
AT&T INC                       COM              00206R102     2989    81460 SH       OTHER                   81460        0        0
BANK OF AMERICA CORPORATION    COM              060505104      144    11809 SH       SOLE                    11809        0        0
BECTON DICKINSON & CO          COM              075887109     2547    26641 SH       OTHER                   26641        0        0
BROADCOM CORP                  CL A             111320107     2651    76434 SH       OTHER                   76434        0        0
CAPITAL ONE FINL CORP          COM              14040H105      845    15381 SH       OTHER                   15381        0        0
CATERPILLAR INC DEL            COM              149123101     2463    28316 SH       OTHER                   28316        0        0
CHEVRON CORP NEW               COM              166764100      794     6684 SH       OTHER                    6684        0        0
COCA COLA CO                   COM              191216100     3287    81273 SH       OTHER                   81273        0        0
COMCAST CORP NEW               CL A SPL         20030N200     3087    77932 SH       OTHER                   77932        0        0
CONOCOPHILLIPS                 COM              20825C104     2716    45190 SH       OTHER                   45190        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     2585    37158 SH       OTHER                   37158        0        0
DISCOVER FINL SVCS             COM              254709108     2238    49914 SH       OTHER                   49914        0        0
DISNEY WALT CO                 COM DISNEY       254687106     2950    51943 SH       OTHER                   51943        0        0
E M C CORP MASS                COM              268648102     2706   113282 SH       OTHER                  113282        0        0
ENTERGY CORP NEW               COM              29364G103      459     7264 SH       OTHER                    7264        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108     1459    25329 SH       OTHER                   25329        0        0
EXXON MOBIL CORP               COM              30231G102     4644    51534 SH       OTHER                   51534        0        0
FRANKLIN RES INC               COM              354613101     3096    20528 SH       OTHER                   20528        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     1323    39983 SH       OTHER                   39983        0        0
GENERAL ELECTRIC CO            COM              369604103      817    35358 SH       OTHER                   35358        0        0
GENERAL MLS INC                COM              370334104     3059    62031 SH       OTHER                   62031        0        0
GILEAD SCIENCES INC            COM              375558103     3377    68997 SH       OTHER                   68997        0        0
GOOGLE INC                     CL A             38259P508     3656     4603 SH       OTHER                    4603        0        0
Harleysville Savings Financial Com              412865107      264    14557 SH       OTHER                   14557        0        0
HERSHEY CO                     COM              427866108      201     2300 SH       SOLE                     2300        0        0
HOME DEPOT INC                 COM              437076102     3163    45325 SH       OTHER                   45325        0        0
HONEYWELL INTL INC             COM              438516106     2916    38699 SH       OTHER                   38699        0        0
INTEL CORP                     COM              458140100      693    31748 SH       OTHER                   31748        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3238    15179 SH       OTHER                   15179        0        0
JOHNSON & JOHNSON              COM              478160104     3007    36882 SH       OTHER                   36882        0        0
JPMORGAN CHASE & CO            COM              46625H100     3483    73379 SH       OTHER                   73379        0        0
KIMBERLY CLARK CORP            COM              494368103     2954    30145 SH       OTHER                   30145        0        0
MCDONALDS CORP                 COM              580135101     2564    25724 SH       OTHER                   25724        0        0
MERCK & CO INC NEW             COM              58933Y105     1209    27344 SH       OTHER                   27344        0        0
MONSANTO CO NEW                COM              61166W101     1234    11683 SH       OTHER                   11683        0        0
NIKE INC                       CL B             654106103     2764    46838 SH       OTHER                   46838        0        0
NORFOLK SOUTHERN CORP          COM              655844108      380     4925 SH       OTHER                    4925        0        0
NYSE EURONEXT                  COM              629491101     3348    86650 SH       OTHER                   86650        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105     2467    31480 SH       OTHER                   31480        0        0
ORACLE CORP                    COM              68389X105     2579    79781 SH       OTHER                   79781        0        0
PEPSICO INC                    COM              713448108      207     2621 SH       OTHER                    2621        0        0
PHILIP MORRIS INTL INC         COM              718172109     2119    22851 SH       OTHER                   22851        0        0
PHILLIPS 66                    COM              718546104     3395    48518 SH       OTHER                   48518        0        0
PNC FINL SVCS GROUP INC        COM              693475105      511     7682 SH       OTHER                    7682        0        0
POTASH CORP SASK INC           COM              73755L107      461    11757 SH       OTHER                   11757        0        0
PPG INDS INC                   COM              693506107      254     1900 SH       SOLE                     1900        0        0
PPL CORP                       COM              69351T106     1885    60191 SH       OTHER                   60191        0        0
PRECISION CASTPARTS CORP       COM              740189105     2142    11295 SH       OTHER                   11295        0        0
PROCTER & GAMBLE CO            COM              742718109     3420    44376 SH       OTHER                   44376        0        0
QUALCOMM INC                   COM              747525103     3679    54961 SH       OTHER                   54961        0        0
SCHLUMBERGER LTD               COM              806857108     2738    36563 SH       OTHER                   36563        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886     4476   114487 SH       OTHER                  114487        0        0
SELECT SECTOR SPDR TR          TECHNOLOGY       81369Y803      334    11022 SH       OTHER                   11022        0        0
STATE STR CORP                 COM              857477103     3414    57772 SH       OTHER                   57772        0        0
SYSCO CORP                     COM              871829107     2538    72156 SH       OTHER                   72156        0        0
TARGET CORP                    COM              87612E106     2671    39025 SH       OTHER                   39025        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      461    11610 SH       OTHER                   11610        0        0
UNION PAC CORP                 COM              907818108     2551    17912 SH       OTHER                   17912        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2476    26501 SH       OTHER                   26501        0        0
UNIVEST CORP PA                COM              915271100    17289   992454 SH       OTHER                  992454        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     3103    63139 SH       OTHER                   63139        0        0
VISA INC                       COM CL A         92826C839     1278     7524 SH       OTHER                    7524        0        0
WELLS FARGO & CO NEW           COM              949746101     3200    86510 SH       OTHER                   86510        0        0